Memorandum accounts - Financial instruments received as collateral (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Financial instruments received as collateral	$ 68,252	$ 65,177
Financial instrument in connection with OTC derivative transactions | Debt instruments
Financial instruments
Financial instruments received as collateral	4,491	5,483
Financial instruments in connection with repurchase agreement transactions | Debt instruments
Financial instruments
Financial instruments received as collateral	63,687	59,557
Financial instruments in connection with securities loans transactions | Equity investments
Financial instruments
Financial instruments received as collateral	$ 74	$ 137